As filed with the U.S. Securities and Exchange Commission on May 19, 2017

File Nos. 033-59692 and 811-07584

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 164	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 165	☒

RYDEX SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o Guggenheim Investments
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)

Copies to:

W. John McGuire Laura Flores Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004	Amy J. Lee Guggenheim Investments 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐     On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 164 relates to Class A shares, Class C shares, Class H shares, Class P shares and Institutional Class shares of the Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund (collectively, the “Funds”), separate series of Rydex Series Funds. The purpose of this filing is to file risk/return summary information, in interactive data format, for the Funds.

Item 35.	Undertakings

1.
The Commodities Strategy Fund, Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund (the “Funds”) undertake they will not use the Rydex Series Commodities Strategy CFC, Rydex Series Managed Futures Strategy CFC, and Rydex Series Multi-Hedge Strategies CFC, respectively (the “Subsidiaries”), to evade the provisions of the Investment Company Act of 1940 (the “1940 Act”) or the Investment Advisers Act of 1940.

2.	The Subsidiaries undertake that the assets of the Subsidiaries will be maintained at all times in accordance with the requirements of section 17(f) of the 1940 Act.

3.
The Subsidiaries undertake that they will maintain duplicate copies of their books and records at an office located within the United States, and the Securities & Exchange Commission (the “SEC”) and its staff will have access to the books and records consistent with the requirements of section 31 of the 1940 Act and the rules thereunder.

4.	The Subsidiaries undertake that they will designate an agent in the United States for service of process in any suit, action or proceeding before the SEC or any appropriate court.

5.	The Subsidiaries undertake that they will consent to the jurisdiction of the United States courts and the SEC over it.

The Rydex Series Commodities Strategy CFC, Rydex Series Managed Futures Strategy CFC, and Rydex Series Multi-Hedge Strategies CFC have duly caused this Registration Statement of Rydex Series Funds, with respect only to the information that specifically relates to the Rydex Series Commodities Strategy CFC, Rydex Series Managed Futures Strategy CFC, and Rydex Series Multi-Hedge Strategies CFC, respectively, to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Rockville, State of Maryland on the 19th day of May, 2017.

RYDEX SERIES COMMODITIES STRATEGY CFC
RYDEX SERIES MANAGED FUTURES STRATEGY CFC
RYDEX SERIES MULTI-HEDGE STRATEGIES CFC

By:     /s/ Keith D. Kemp
Keith D. Kemp, Director

This Registration Statement of Rydex Series Funds, with respect only to the information that specifically relates to the Rydex Series Commodities Strategy CFC, Rydex Series Managed Futures Strategy CFC, and Rydex Series Multi-Hedge Strategies CFC, respectively, has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Keith D. Kemp	Director	May 19, 2017
Keith D. Kemp

/s/ Amy J. Lee	Director	May 19, 2017
Amy J. Lee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 164 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 19th day of May, 2017.

Rydex Series Funds

/s/ Donald C. Cacciapaglia*
Donald C. Cacciapaglia
President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 164 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Cacciapaglia*	Member of the Board of Trustees	May 19, 2017
Donald C. Cacciapaglia

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	May 19, 2017
J. Kenneth Dalton

/s/ John O. Demaret*	Member of the Board of Trustees	May 19, 2017
John O. Demaret

/s/ Patrick T. McCarville*	Member of the Board of Trustees	May 19, 2017
Patrick T. McCarville

/s/ Corey A. Colehour*	Member of the Board of Trustees	May 19, 2017
Corey A. Colehour

/s/ Werner E. Keller*	Member of the Board of Trustees	May 19, 2017
Werner E. Keller

/s/ Thomas F. Lydon*	Member of the Board of Trustees	May 19, 2017
Thomas F. Lydon

/s/ Angela Brock-Kyle*	Member of the Board of Trustees	May 19, 2017
Angela Brock-Kyle

/s/ Sandra Sponem*	Member of the Board of Trustees	May 19, 2017
Sandra Sponem

/s/ John L. Sullivan	Chief Financial Officer and Treasurer	May 19, 2017
John L. Sullivan

/s/ Amy J. Lee
* Amy J. Lee, Attorney-in-Fact, pursuant to power of attorney.

EXHIBIT INDEX

Exhibit Number                          Description

EX-101.INS                                XBRL Instance Document

EX-101.SCH                               XBRL Taxonomy Extension Schema Document

EX-101.CAL                               XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                                XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                               XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                                XBRL Taxomony Extension Presentation Linkbase